Asset Impairment (Details 2) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2013 aircraft	Dec. 31, 2012 aircraft	Sep. 30, 2013 aircraft
Aircraft impairment charges on flight equipment held for use
Number of aircraft held for use impaired or adjusted	44
Predecessor
Aircraft impairment charges on flight equipment held for use
Impairment charges on flight equipment held for use	1,162,843,000	$ 102,662,000
Number of aircraft held for use impaired or adjusted		10
Certain aircraft types | Predecessor
Aircraft impairment charges on flight equipment held for use
Number of Aircraft	104
Change in estimated useful life | Certain aircraft types | Predecessor
Aircraft impairment charges on flight equipment held for use
Number of Aircraft			55
Number of aircraft held for use impaired or adjusted			32
Estimated annual increase in depreciation expense for December 31, 2014	23,000,000
Held for use aircraft, recurring assessments | Predecessor
Aircraft impairment charges on flight equipment held for use
Impairment charges on flight equipment held for use		100,200,000
Aircraft under lease with customers that ceased operations | Predecessor
Aircraft impairment charges on flight equipment held for use
Impairment charges on flight equipment held for use		2,500,000
Number of aircraft held for use impaired or adjusted		1
Widebody aircraft | Predecessor
Aircraft impairment charges on flight equipment held for use
Impairment charges on flight equipment held for use	1,000,000,000
Number of engines in aircraft			4